Greater India Portfolio
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 102.2%
Security	Shares	Value
India — 102.2%
Auto Components — 2.4%
Sona BLW Precision Forgings, Ltd.(1)	331,007	$ 2,919,279
Sundram Fasteners, Ltd.	131,433	1,547,309
Tube Investments of India, Ltd.	77,320	1,640,215
		$ 6,106,803
Automobiles — 2.9%
Maruti Suzuki India, Ltd.	27,159	$ 2,695,873
Tata Motors, Ltd.(2)	807,986	4,569,245
		$ 7,265,118
Banks — 21.4%
Axis Bank, Ltd.(2)	1,345,111	$ 13,405,842
Federal Bank, Ltd.	1,650,418	2,107,557
ICICI Bank, Ltd.	2,633,784	25,134,721
Kotak Mahindra Bank, Ltd.	260,217	5,973,411
State Bank of India	1,030,963	6,657,518
		$ 53,279,049
Beverages — 1.8%
United Spirits, Ltd.(2)	379,718	$ 4,420,310
		$ 4,420,310
Building Products — 0.5%
Kajaria Ceramics, Ltd.	85,334	$ 1,135,360
		$ 1,135,360
Chemicals — 1.6%
Atul, Ltd.	11,387	$ 1,538,654
Navin Fluorine International, Ltd.	46,183	2,473,932
		$ 4,012,586
Construction & Engineering — 1.3%
Voltas, Ltd.	196,186	$ 3,206,793
		$ 3,206,793
Construction Materials — 2.7%
JK Cement, Ltd.	25,295	$ 806,882
UltraTech Cement, Ltd.	67,917	5,885,161
		$ 6,692,043
Security	Shares	Value
Consumer Finance — 0.6%
SBI Cards & Payment Services, Ltd.	139,222	$ 1,551,914
		$ 1,551,914
Diversified Financial Services — 2.2%
Bajaj Finserv, Ltd.	24,865	$ 5,537,992
		$ 5,537,992
Diversified Telecommunication Services — 0.7%
Tata Communications, Ltd.	107,668	$ 1,737,168
		$ 1,737,168
Electric Utilities — 1.4%
Tata Power Co., Ltd. (The)	1,143,921	$ 3,571,638
		$ 3,571,638
Electronic Equipment, Instruments & Components — 0.6%
Honeywell Automation India, Ltd.	3,034	$ 1,580,621
		$ 1,580,621
Food & Staples Retailing — 2.6%
Avenue Supermarts, Ltd.(1)(2)	94,316	$ 4,950,887
Medplus Health Services, Ltd.(2)	109,235	1,452,463
		$ 6,403,350
Food Products — 3.5%
Marico, Ltd.	538,582	$ 3,572,557
Tata Consumer Products, Ltd.	509,479	5,204,772
		$ 8,777,329
Gas Utilities — 0.5%
Gujarat Gas, Ltd.	171,611	$ 1,136,068
		$ 1,136,068
Health Care Providers & Services — 1.3%
Apollo Hospitals Enterprise, Ltd.	56,116	$ 3,334,691
		$ 3,334,691
Hotels, Restaurants & Leisure — 1.3%
Devyani International, Ltd.(2)	578,588	$ 1,319,587
Jubilant FoodWorks, Ltd.	52,528	1,814,997
		$ 3,134,584
Household Durables — 1.6%
Crompton Greaves Consumer Electricals, Ltd.	503,396	$ 2,465,736

Greater India Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Dixon Technologies India, Ltd.	26,438	$ 1,490,739
		$ 3,956,475
Insurance — 3.9%
ICICI Lombard General Insurance Co., Ltd.(1)	165,875	$ 2,885,252
PB Fintech, Ltd.(2)	114,698	1,038,260
SBI Life Insurance Co., Ltd.(1)	394,005	5,792,213
		$ 9,715,725
Interactive Media & Services — 1.5%
Info Edge India, Ltd.	65,468	$ 3,870,271
		$ 3,870,271
Internet & Direct Marketing Retail — 1.6%
FSN E-Commerce Ventures, Ltd.(2)	69,630	$ 1,540,255
Zomato, Ltd.(2)	2,349,082	2,528,762
		$ 4,069,017
IT Services — 21.6%
Coforge, Ltd.	53,741	$ 3,136,182
HCL Technologies, Ltd.	461,705	7,051,615
Infosys, Ltd.	1,384,703	34,701,160
Persistent Systems, Ltd.	62,010	3,873,195
Wipro, Ltd.	647,152	5,043,672
		$ 53,805,824
Machinery — 0.8%
Grindwell Norton, Ltd.	86,000	$ 2,029,095
		$ 2,029,095
Metals & Mining — 4.4%
APL Apollo Tubes, Ltd.(2)	156,608	$ 1,874,526
Hindalco Industries, Ltd.	792,877	5,934,050
Jindal Steel & Power, Ltd.	455,205	3,157,016
		$ 10,965,592
Multiline Retail — 0.8%
Trent, Ltd.	113,576	$ 1,907,559
		$ 1,907,559
Oil, Gas & Consumable Fuels — 6.2%
Reliance Industries, Ltd.	445,629	$ 15,420,535
		$ 15,420,535
Security	Shares	Value
Personal Products — 0.7%
Emami, Ltd.	308,764	$ 1,816,820
		$ 1,816,820
Pharmaceuticals — 5.5%
Gland Pharma, Ltd.(1)(2)	50,542	$ 2,175,243
Ipca Laboratories, Ltd.	118,255	1,671,610
Lupin, Ltd.	197,697	1,951,780
Sun Pharmaceutical Industries, Ltd.	477,353	5,740,772
Torrent Pharmaceuticals, Ltd.	58,307	2,131,058
		$ 13,670,463
Professional Services — 0.8%
L&T Technology Services, Ltd.(1)	31,401	$ 2,101,770
		$ 2,101,770
Real Estate Management & Development — 2.1%
Godrej Properties, Ltd.(2)	117,693	$ 2,579,428
Oberoi Realty, Ltd.(2)	214,170	2,641,867
		$ 5,221,295
Software — 0.8%
Zensar Technologies, Ltd.	395,433	$ 1,900,346
		$ 1,900,346
Thrifts & Mortgage Finance — 0.6%
Housing Development Finance Corp., Ltd.	49,704	$ 1,550,572
		$ 1,550,572
Total India (identified cost $162,895,729)		$254,884,776
Total Common Stocks (identified cost $162,895,729)		$254,884,776
Total Investments — 102.2% (identified cost $162,895,729)		$254,884,776
Other Assets, Less Liabilities — (2.2)%		$ (5,528,789)
Net Assets — 100.0%		$249,355,987

Greater India Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $20,824,644 or 8.4% of the Portfolio's net assets.
(2)	Non-income producing security.
The Portfolio did not have any open derivative instruments at March 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ —	$254,884,776*	$ —	$254,884,776
Total Investments	$ —	$254,884,776	$ —	$254,884,776
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
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